Fair Value Measurements (Details) - Schedule of changes Level 3 liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Schedule of changes Level 3 fair value liabilities [Abstract]
Fair Value at January 1, 2021	$ 5,646,455	$ 10,328,609	$ 0
Initial fair value of Public Warrants and Private Warrants			27,004,700
Transfer of Public Warrants to Level 1			(15,007,500)
Change in fair value	225,658	(4,682,154)	(1,668,591)
Fair Value at December 31, 2021	$ 5,872,113	$ 5,646,455	$ 10,328,609